CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Long-term Investments, AioTV Inc. - Additional Information (Details)					3 Months Ended				9 Months Ended	12 Months Ended
	Dec. 19, 2018 USD ($)	May 30, 2017 USD ($) $ / shares shares	Dec. 07, 2015 USD ($)	Nov. 30, 2012 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Significant inputs for the valuation model
Investment impairment											$ 370,000	$ 1,690,000
Equity loss of associates									$ (400,000)		$ (613,000)	$ (687,000)
Measurement Input, Expected Dividend Rate
Significant inputs for the valuation model
Total fair value of significant inputs								0.00					0.00
AioTV
Significant inputs for the valuation model
Carrying amount of the investment								$ 1,700,000					$ 1,700,000
Cash consideration by the buyer	$ 1
Transaction closing date										Apr. 11, 2019
AioTV | Note Purchase Agreement
Significant inputs for the valuation model
Principal amount		$ 320,000
Capital value		$ 160,000
AioTV | Common Stock
Significant inputs for the valuation model
Convertible debentures converted to ordinary shares | shares		2,269,856
Debt instrument, conversion price (in dollars per share) | $ / shares		$ 0.253790596
Preferred stock converted to common shares | shares		25,527,008
AioTV | Common Stock | Note Purchase Agreement
Significant inputs for the valuation model
Conversion price (in dollars per share) | $ / shares		$ 0.320937
AioTV | Series B preferred stock
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Investment amount				$ 8,000,000
Per share price of investment | $ / shares				$ 0.320937
Equity method investment, ownership interest (as a percent)					45.00%							45.00%
Significant inputs for the valuation model
Investment impairment													4,300,000
Carrying amount of the investment								$ 900,000					$ 900,000
Convertible shares | shares		25,527,008
AioTV | Series B preferred stock | Discount rate
Significant inputs for the valuation model
Total fair value of significant inputs								50					50
AioTV | Series B preferred stock | Measurement Input, Expected Dividend Rate
Significant inputs for the valuation model
Total fair value of significant inputs								0.00					0.00
AioTV | Convertible bonds of private company
Significant inputs for the valuation model
Investment impairment												$ 400,000	$ 0
Payment to acquire available-for-sale debt securities			$ 500,000					$ 300,000
Interest rate of debt securities (as a percent)			10.00%					10.00%					10.00%
Carrying amount of the investment					$ 0	$ 0		$ 800,000				$ 0	$ 800,000
Equity loss of associates					$ (200,000)	$ (200,000)
Loss from equity method investment (as a percent)					45.00%	45.00%
Common stocks						$ 0
AioTV | Convertible bonds of private company | Note Purchase Agreement
Significant inputs for the valuation model
Investment impairment							$ 1,300,000
Convertible promissory note, value		$ 800,000
Payments to acquire investments						380,000	$ 100,000
Equity loss of associates						$ (100,000)
AioTV | Convertible debentures | Note Purchase Agreement
Significant inputs for the valuation model
Principal amount		576,068
Accrued and unpaid interests		$ 500,000